Pledged assets (Tables)	12 Months Ended
Dec. 31, 2024
Pledged Assets
Schedule of Pledged Assets

The Group’s assets pledged as collateral are as follows:

	As of	As of
Pledged assets	December 31, 2024	December 31, 2023	Purpose
Financial assets at amortized cost	$574,391	$361,249	Short-term loans, Long-term loans, Guarantee to suppliers
Guarantee deposits paid	133,390	369,694	Long-term loans
	$707,781	$730,943